Expense Example - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2035 Fund - Fidelity Freedom 2035 Fund	May 30, 2023 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871